THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JULY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.3%

	Shares	Value
COMMUNICATION SERVICES — 9.8%
John Wiley & Sons, Cl A	8,581	$293,728
Nexstar Media Group, Cl A	5,723	1,068,598
WideOpenWest *	31,928	263,087
Ziff Davis *	9,202	667,329

		2,292,742

CONSUMER DISCRETIONARY — 7.4%
Everi Holdings *	21,943	325,634
Leslie’s *	26,390	168,104
Lithia Motors, Cl A	2,309	717,014
Modine Manufacturing *	4,692	176,232
Oxford Industries	3,221	347,385

		1,734,369

CONSUMER STAPLES — 3.7%
Spectrum Brands Holdings	10,959	859,295

ENERGY — 8.0%
DT Midstream	14,458	773,792
Magnolia Oil & Gas, Cl A	26,756	592,646
TechnipFMC	28,068	514,767

		1,881,205

FINANCIALS — 15.6%
BGC Group, Cl A	101,640	483,806
Columbia Banking System	17,640	394,254
FB Financial	17,583	622,790
First Merchants	21,563	692,604
Pacific Premier Bancorp	21,965	560,986
PacWest Bancorp	17,943	166,870
Starwood Property Trust ‡	35,684	740,086

		3,661,396

HEALTH CARE — 7.0%
Enovis *	8,685	554,971
Ligand Pharmaceuticals *	5,244	350,981
LivaNova PLC *	6,926	404,825

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
ModivCare *	7,334	$320,789

		1,631,566

INDUSTRIALS — 24.6%
BWX Technologies	13,577	936,813
CBIZ *	20,218	1,069,330
Esab	9,035	620,705
ESCO Technologies	3,006	302,253
GXO Logistics *	9,414	631,397
Kaman	11,263	257,810
OPENLANE *	37,532	589,252
PGT Innovations *	5,609	160,474
Verra Mobility, Cl A *	31,391	658,897
XPO *	7,581	524,908

		5,751,839

INFORMATION TECHNOLOGY — 10.0%
ACI Worldwide *	11,848	274,755
Consensus Cloud Solutions *	5,738	185,969
InterDigital	6,862	636,039
OSI Systems *	2,032	242,275
Teradata *	4,360	247,866
Verint Systems *	20,446	764,067

		2,350,971

MATERIALS — 5.3%
HB Fuller	3,493	258,587
Silgan Holdings	20,149	883,533
Summit Materials, Cl A *	3,039	109,951

		1,252,071

REAL ESTATE — 5.9%
Community Healthcare Trust ‡	10,648	375,236
Equity Commonwealth ‡	19,326	378,597
Medical Properties Trust ‡	39,605	399,614

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Newmark Group, Cl A	32,398	$224,194

		1,377,641

TOTAL COMMON STOCK
(Cost $18,831,418)		22,793,095

SHORT-TERM INVESTMENT — 2.8%

First American Treasury Obligations Fund, Cl X, 5.285% (A)
(Cost $646,247)	646,247	646,247

TOTAL INVESTMENTS — 100.1%
(Cost $19,477,665)		$23,439,342

Percentages are based on Net Assets of $23,420,155.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate shown is the 7-day effective yield as of July 31, 2023.

Cl — Class

PLC — Public Limited Company

CAR-QH-001-1900

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